Bank loans	12 Months Ended
Dec. 31, 2017
Long-term bank loans [Member]
Bank loans
22.	Long-term bank loans

Type of loans	Period and payment term	December 31, 2016	December 31, 2017	December 31, 2017
		NT$000	NT$000	US$000
Syndicated bank loan	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017.	10,800,000	9,675,301	326,427
Less: Fee on syndicated bank loan		(49,995)	(33,280)	(1,122)
Less: Current portion (fee included)		(1,062,285)	(2,143,168)	(72,307)

		9,687,720	7,498,853	252,998

Interest rate range		1.7895%	1.7895%	1.7895%

Unused credit lines of long-term bank loans NT$000		2,400,000	2,400,000

On May 16, 2016, the Company entered into a syndicated loan with ten banks in Taiwan, including Land Bank of Taiwan, in the amount of NT$13.2 billion with a term of five years. Funding from this syndicated loan was used to repay the prior syndicated loan in 2014 and broaden the Company’s working capital. Pursuant to the syndicated loan agreement, the Group is required to maintain certain financial ratios including current ratio, interest protection multiples and debt to equity ratio during the loan periods.

As of December 31, 2016 and 2017, the Group was in compliance with the financial ratio requirements.

The Group’s bank loans are mortgaged by certain land, buildings and equipment as collateral (Note 32).

Details of the repayment schedule in respect of the bank loans are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Less than 1 year	1,062,285	2,143,168	72,307
2 to 5 years	9,687,720	7,498,853	252,998

	10,750,005	9,642,021	325,305

Short-term bank loans [member]
Bank loans
26.	Short-term bank loans

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Unsecured bank loans	—	969,353	32,704

Annual interest rate	—	0.55%~1.71%	0.55%~1.71%

Unused credit lines of short-term bank loans are as follows:

	December 31, 2016	December 31, 2017
NT$000	3,119,000	3,028,357
US$000	80,000	80,000